AST BOND PORTFOLIO 2022
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.0%
Asset-Backed Securities — 5.4%
Automobiles — 0.4%
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A
2.840%	03/15/24	300	$303,515
Collateralized Loan Obligations — 5.0%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	01/22/31	250	249,930
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A
0.000%(cc)	07/20/34	250	249,107
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	04/20/34	250	249,872
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/19/28	443	442,644
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.366%(c)	10/15/28	375	375,092
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.409%(c)	10/13/31	491	491,486
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.224%(c)	07/20/32	250	250,391
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.274%(c)	01/20/31	500	500,894
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.974%(c)	04/20/28	321	321,053
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.034%(c)	01/18/29	453	452,786
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/20/28	649	648,881
			4,232,136
Consumer Loans — 0.0%
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	9	8,767

Total Asset-Backed Securities (cost $4,540,249)			4,544,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 5.6%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	56	$56,228
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	960,599
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,280,985
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,162	1,198,393
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	609,429
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	141	141,392
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	460	466,827

Total Commercial Mortgage-Backed Securities (cost $4,521,021)			4,713,853
Corporate Bonds — 19.8%
Agriculture — 0.6%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	230	234,222
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	270	273,433
			507,655
Apparel — 0.6%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	470	474,433
Auto Manufacturers — 1.0%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	640	644,225
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	203,502
			847,727
Banks — 5.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.730%
0.780%(c)	10/24/24	580	585,337
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	310	332,604
A1

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.450%	06/22/23	225	$225,016
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	370	374,436
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	535	544,107
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.200%	01/25/23	380	394,449
KeyBank NA,
Sr. Unsec’d. Notes
0.433%(ff)	06/14/24	250	249,846
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	215,602
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	253,406
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	460,916
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	280,557
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	299,201
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22(a)	570	574,102
			4,789,579
Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	125	126,560
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	366,258
			492,818
Chemicals — 0.5%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	282	299,122
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	153,115
			452,237
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22	1,110	$1,116,753
Electric — 2.3%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series 17A
2.450%	03/30/22	360	363,191
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	75	79,914
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	410	412,049
Entergy Louisiana LLC,
Collateral Trust
0.950%	10/01/24	345	345,086
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	165	165,614
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	570	569,987
			1,935,841
Foods — 0.2%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	135	135,105
Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	150	150,003
Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	586,859
Insurance — 0.5%
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	179,224
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	245	249,517
			428,741
Machinery-Construction & Mining — 0.6%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	465	467,293
Machinery-Diversified — 0.2%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	140	140,000

A2

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.4%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	90	$89,942
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	250	250,249
			340,191
Oil & Gas — 0.6%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	155	160,821
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	220	224,253
Phillips 66,
Gtd. Notes
3.700%	04/06/23	85	89,023
			474,097
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	250	262,792
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	11	11,487
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	465	484,770
			759,049
Semiconductors — 0.4%
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.584%	06/14/24	300	300,396
Software — 1.4%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22(a)	880	885,046
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.625%	07/15/24	300	300,541
			1,185,587
Telecommunications — 0.9%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	230	230,191
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	175	188,390
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26(a)	320	$322,964
			741,545
Transportation — 0.2%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	202,255

Total Corporate Bonds (cost $16,300,530)			16,528,164
Residential Mortgage-Backed Security — 0.1%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	98	103,260
(cost $99,747)
Sovereign Bonds — 0.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	315	341,728
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	206,449
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	215	217,135

Total Sovereign Bonds (cost $727,932)			765,312
U.S. Treasury Obligations — 53.2%
U.S. Treasury Bonds
2.250%	05/15/41	320	332,850
2.375%	05/15/51	100	106,750
2.500%	02/15/46	30	32,452
3.625%	02/15/44	415	534,053
U.S. Treasury Notes
0.125%	01/31/23	17,000	16,994,023
2.125%	12/31/22	24,900	25,514,719
3.000%	09/30/25(k)	505	549,069
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	30	26,174
1.394%(s)	11/15/41	20	12,907
1.450%(s)	08/15/42	10	6,330
1.643%(s)	05/15/29	30	26,810
2.026%(s)	02/15/22(k)	290	290,000
2.205%(s)	05/15/39	10	6,941
2.394%(s)	11/15/43	135	82,735

Total U.S. Treasury Obligations (cost $44,569,197)			44,515,813

Total Long-Term Investments (cost $70,758,676)			71,170,820

A3

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 16.1%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	817,841	$7,532,320
PGIM Core Ultra Short Bond Fund(wc)	4,841,926	4,841,926
PGIM Institutional Money Market Fund (cost $1,114,096; includes $1,114,090 of cash collateral for securities on loan)(b)(wc)	1,114,765	1,114,096

Total Short-Term Investments (cost $13,492,713)		13,488,342

TOTAL INVESTMENTS—101.1% (cost $84,251,389)		84,659,162

Liabilities in excess of other assets(z) — (1.1)%		(950,821)

Net Assets — 100.0%		$83,708,341

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,090,928; cash collateral of $1,114,090 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
77	2 Year U.S. Treasury Notes	Dec. 2021	$16,944,211	$(9,161)
Short Positions:
25	5 Year U.S. Treasury Notes	Dec. 2021	3,068,555	16,535
1	10 Year U.S. Treasury Notes	Dec. 2021	131,609	811
2	10 Year U.S. Ultra Treasury Notes	Dec. 2021	290,500	5,716
4	20 Year U.S. Treasury Bonds	Dec. 2021	636,875	18,057
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	382,125	13,950
				55,069
				$45,908
A4

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5